Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2022

	Shares	Value	Ticker	Total Cost
Common Stocks - 95.41%

Aerospace & Defense - 2.93%
L3Harris Technologies, Inc.	4,325	1,074,633	LHX	789,137.00
		1,074,633	-	789,137

Automobiles - 0.79%
General Motors Co.	6,650	290,871	GM	355,915.98
		290,871	-	355,916

Banks - 11.56%
Bank of America Corp.	35,460	1,461,661	BAC	1,011,043.77
Citizens Financial Group, Inc.	29,000	1,314,570	CFG	953,646.99
JP Morgan Chase & Co.	10,770	1,468,166	JPM	1,188,102.10
		4,244,398	-	3,152,793

Capital Markets - 4.25%
BlackRock, Inc.	1,050	802,379	BLK	490,643.58
Houlihan Lokey, Inc.	8,625	757,275	HLI	486,858.20
		1,559,654		977,501.78

Chemicals - 3.26%
Eastman Chemical Co.	10,700	1,199,042	EMN	1,173,792.60
		1,199,042		1,173,793

Communications Equipment - 1.73%
Cisco Systems, Inc.	11,425	637,058	CSCO	619,171.22
		637,058		619,171.22

Consumer Finance - 2.71%
Discover Financial Services	9,035	995,567	DFS	557,938.09
		995,567		557,938.09

Electrical Equipment - 2.77%
Eaton Corporation Plc.	6,700	1,016,792	ETN	561,360.83
		1,016,792		561,360.83

Entertainment - 1.71%
Disney Walt Co.	4,570	626,821	DIS	575,247.08
		626,821		575,247.08

Equity Real Estate Investment Trusts-2.32%
Weyerhaeuser Co.	22,485	852,182	WY	547,809.67
		852,182		547,809.67

Food Products - 2.91%
Nestlé S.A. (a)	8,225	1,070,073	NSRGY	823,014.14
		1,070,073		823,014.14

Health Care Equipment & Supplies-1.79%
Medtronic, Inc.	5,935	658,488	MDT	535,570.31
		658,488		535,570.31

Health Care Providers & Services - 6.53%
CVS Health Corp.	14,640	1,481,714	CVS	1,008,700.79
UnitedHealth Group Inc.	1,800	917,946	UNH	429,265.08
		2,399,660		1,437,965.87

Hotels, Restaurants & Leisure - 6.04%
Marriott International, Inc.	3,325	584,369	MAR	409071.76
McDonalds Corp.	4,125	1,020,030	MCD	814247.93
Wyndham Hotels & Resorts, Inc.	7,245	613,579	WH	415,291.37
		2,217,978		1,638,611.06

Household Products - 1.53%
Procter & Gamble Co.	3,675	561,540	PG	400,777.43
		561,540		400,777.43

IT Services - 4.16%
Accenture Plc.	2,775	935,813	ACN	472,114.05
Fidelity National Information Services, Inc.	5,910	593,482	FIS	645,657.06
		1,529,295		1,117,771

Industrial Conglomerates - 3.44%
Honeywell International, Inc.	6,500	1,264,770	HON	1,057,295.02
		1,264,770		1,057,295.02

Oil, Gas & Consumable Fuels - 6.96%
Chevron Corp.	8,320	1,354,746	CVX	904,584.32
EOG Resources, Inc.	10,080	1,201,838	EOG	989,925.31
		2,556,584		1,894,510

Pharmaceuticals - 8.62%
AbbVie, Inc.	12,250	1,985,848	ABBV	1,223,323.52
Johnson & Johnson	6,655	1,179,466	JNJ	919,878.39
		3,165,313		2,143,201.91

Semiconductors & Semiconductor Equipment - 5.36%
Broadcom, Inc.	2,475	1,558,458	AVGO	871,804
Texas Instruments, Inc.	2,240	410,995	TXN	256,979.23
		1,969,453		1,128,782.83

Software - 3.99%
Microsoft Corp.	4,750	1,464,473	MSFT	660,559.41
		1,464,473		660,559.41

Specialty Retail - 3.16%
The Home Depot, Inc.	3,875	1,159,904	HD	890,121.97
		1,159,904		890,121.97

Technology Harware, Storage & Peripheral - 4.28%
Apple, Inc.	9,000	1,571,490	AAPL	478,603.81
		1,571,490		478,603.81

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc.	7,105	956,049	NKE	682,876.86
		956,049		682,876.86

TOTAL COMMON STOCKS (Cost $24,200,328)		35,042,086	-	24,200,328

Money Market Funds - 4.63%
First American Funds Government Obligation Class Y 0.89% (b)	1,700,354	1,700,354	FGVXX	1,700,353.82
		1,700,354		1,700,353.82

TOTAL MONEY MARKET FUNDS (Cost $1,700,354)		1,700,354		1,700,354

TOTAL INVESTMENTS (Cost $25,900,682) 100.04%		36,742,440	100.04%	25,900,682.29

Liabilities In Excess of Other Assets - -0.04%		(16,173)		-0.04%

TOTAL NET ASSETS - 100.00%		$ 36,726,266	100.00%

(a) ADR - American Depository Receipt
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2022.